Virtus NFJ Dividend Value Fund (the “Fund”)

a series of Virtus Investment Trust

Supplement dated October 2, 2026 to the Fund’s Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus (collectively, the “Prospectuses”),

each dated October 28, 2025, as supplemented

Important Notice to Investors

Effective October 2, 2026, Kris P. Marca, CFA, is hereby added as a portfolio manager of the Fund and Jeff N. Reed, CFA, is no longer a portfolio manager of the Fund. There is no change to the investment process for the Fund in connection with Mr. Reed’s departure. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Kris P. Marca, CFA, portfolio manager, analyst, and director for the NFJ Investment team, has managed the fund since October 2026.
>	R. Burns McKinney, CFA, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2007.
>	John R. Mowrey, CFA, senior portfolio manager, analyst, executive managing director, and Chief Investment Officer for the NFJ Investment team, has managed the fund since 2015.
>	J. Garth Reilly, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since August 2025.

In the Management of the Funds section under “Portfolio Management” beginning on page 89 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “NFJ” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus NFJ Dividend Value Fund	Kris P. Marca, CFA (since October 2026) R. Burns McKinney, CFA (since 2007) John R. Mowrey, CFA (since 2015) J. Garth Reilly (since August 2025)

The Fund’s Prospectuses also are hereby amended to remove all references to Mr. Reed.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/NFJ Div. Value PM Announcement (10/2026)

Virtus NFJ Large-Cap Value Fund (the “Fund”)

a series of Virtus Investment Trust

Supplement dated October 2, 2026 to the Fund’s Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus (collectively, the “Prospectuses”),

each dated October 28, 2025, as supplemented

Important Notice to Investors

Effective October 2, 2026, Kris P. Marca, CFA, is hereby added as a portfolio manager of the Fund and Jeff N. Reed, CFA, is no longer a portfolio manager of the Fund. There is no change to the investment process for the Fund in connection with Mr. Reed’s departure. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Paul A. Magnuson, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2000.
>	Kris P. Marca, CFA, portfolio manager, analyst, and director for the NFJ Investment team, has managed the fund since October 2026.
>	R. Burns McKinney, CFA, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since 2010.
>	John R. Mowrey, CFA, senior portfolio manager, analyst, executive managing director, and Chief Investment Officer for the NFJ Investment team, has managed the fund since August 2025.
>	J. Garth Reilly, senior portfolio manager, analyst, and managing director for the NFJ Investment team, has managed the fund since August 2025.

In the Management of the Funds section under “Portfolio Management” beginning on page 89 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “NFJ” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus NFJ Large-Cap Value Fund	Paul A. Magnuson (since 2000) Kris P. Marca, CFA (since October 2026) R. Burns McKinney, CFA (since 2010) John R. Mowrey, CFA (since August 2025) J. Garth Reilly (since August 2025)

The Fund’s Prospectuses also are hereby amended to remove all references to Mr. Reed.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/NFJ Large-Cap Value PM Announcement (10/2026)

Virtus NFJ Mid-Cap Value Fund (the “Fund”)

a series of Virtus Investment Trust

Supplement dated October 2, 2026 to the Fund’s Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus (collectively, the “Prospectuses”),

each dated October 28, 2025, as supplemented

Important Notice to Investors

Effective October 2, 2026, Jeff N. Reed, CFA, is no longer a portfolio manager of the Fund. The Fund’s other portfolio managers continue to manage the Fund, and there is no change to the investment process for the Fund in connection with Mr. Reed’s departure.

The Fund’s Prospectuses are hereby amended to remove all references to Mr. Reed.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/NFJ Mid-Cap Value PM Announcement (10/2026)

Virtus NFJ Small-Cap Value Fund (the “Fund”)

a series of Virtus Investment Trust

Supplement dated October 2, 2026 to the Fund’s Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus (collectively, the “Prospectuses”),

each dated October 28, 2025, as supplemented

Important Notice to Investors

Effective October 2, 2026, Jeff N. Reed, CFA, is no longer a portfolio manager of the Fund. The Fund’s other portfolio managers continue to manage the Fund, and there is no change to the investment process for the Fund in connection with Mr. Reed’s departure.

The Fund’s Prospectuses are hereby amended to remove all references to Mr. Reed.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/NFJ Small-Cap Value PM Announcement (10/2026)

Virtus NFJ Dividend Value Fund,

Virtus NFJ Large-Cap Value Fund,

Virtus NFJ Mid-Cap Value Fund and

Virtus NFJ Small-Cap Value Fund (collectively, the “Funds”)

each a series of Virtus Investment Trust

Supplement dated October 2, 2026 to the Virtus Investment Trust

Statement of Additional Information (“SAI”) dated October 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective October 2, 2026, Jeff N. Reed, CFA, is no longer a portfolio manager of the Funds, and the SAI is hereby amended to remove all references to Mr. Reed.

Also effective October 2, 2026, Kris P. Marca, CFA, has been added as a portfolio manager for Virtus NFJ Dividend Value Fund and Virtus NFJ Large-Cap Value Fund. Following are the resulting changes to the SAI:

The disclosure in the table under “Portfolio Managers” beginning on page 81 of the SAI is hereby amended by adding Mr. Marca in the rows for Virtus NFJ Dividend Value Fund and Virtus NFJ Large-Cap Value Fund.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 86 of the SAI is hereby amended by adding the following information and associated footnote to the row for Mr. Marca:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Kris P. Marca, CFA (*)	Dividend Value Fund	None	None
	Large Cap Value Fund	None	None
(*)	As of September 30, 2026. Mr. Marca became a Portfolio Manager of Dividend Value Fund and Large Cap Value Fund effective October 2, 2026.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B/NFJ PM Announcement (10/2026)